Mairs & Power Minnesota Municipal Bond ETF
Schedule of Investments
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 95.6%	Par	Value
Minnesota - 95.6% (a)
Alden-Conger Independent School District No 242, 3.00%, 02/01/2027	$330,000	$330,009
Alexandria Lake Area Sanitation District, 4.00%, 02/01/2036	150,000	152,792
Anoka-Hennepin Independent School District No 11, 4.00%, 02/01/2032	320,000	327,726
Big Lake Economic Development Authority, 5.00%, 02/01/2046	370,000	380,547
Cedar Mountain Independent School District No 2754, 5.00%, 02/01/2036	250,000	277,570
City of Albert Lea MN, 5.00%, 02/01/2038	250,000	273,779
City of Apple Valley MN
4.00%, 09/01/2030	160,000	160,734
4.00%, 09/01/2041	290,000	262,688
City of Bloomington MN
4.00%, 02/01/2040	655,000	662,925
4.00%, 02/01/2042	815,000	808,001
City of Cambridge MN, 5.00%, 02/01/2035	215,000	240,026
City of Center City MN
4.00%, 11/01/2027	135,000	136,576
5.00%, 11/01/2038	370,000	395,591
City of Chaska MN, 4.00%, 02/01/2040	350,000	346,924
City of Delano MN, 5.00%, 02/01/2038	250,000	267,800
City of Duluth MN, 5.00%, 02/01/2030	250,000	250,479
City of Grand Rapids MN, 4.00%, 02/01/2038	250,000	259,673
City of Hermantown MN, 4.00%, 02/01/2043	300,000	298,563
City of Hutchinson MN, 2.00%, 02/01/2034	270,000	229,157
City of Jordan MN, 4.00%, 02/01/2033	135,000	141,434
City of Maple Lake MN, 5.00%, 02/01/2036	260,000	273,385
City of Marshall MN Public Utility Revenue, 5.00%, 07/01/2038	300,000	332,895
City of Minneapolis MN
5.00%, 11/15/2036	150,000	153,213
5.00%, 11/15/2052 (b)	130,000	136,239
City of Montgomery MN, 5.00%, 02/01/2030	200,000	215,861
City of New Prague MN, 4.00%, 02/01/2037	315,000	323,430
City of Northfield MN
5.00%, 02/01/2041	385,000	410,679
4.00%, 02/01/2044	200,000	196,358
City of Owatonna MN, 4.00%, 03/01/2035	175,000	183,501
City of Rosemount MN, 5.00%, 02/01/2037	250,000	270,584
City of St Cloud MN, 5.00%, 05/01/2043	250,000	264,091
City of Victoria MN, 4.00%, 02/01/2042	250,000	251,868
City of Wayzata MN, 3.00%, 12/01/2027	65,000	65,009
Cloquet Area Fire & Ambulance Special Taxing District, 5.00%, 02/01/2035	200,000	224,760
County of Beltrami MN, 4.00%, 12/01/2042	250,000	250,330
County of Carlton MN, 5.00%, 02/01/2042	250,000	266,750
County of Hennepin MN
5.00%, 12/01/2030	195,000	202,458
5.00%, 12/15/2037	250,000	260,767
5.00%, 12/01/2042	155,000	170,260
5.00%, 12/01/2043	150,000	162,034
5.00%, 12/01/2044	500,000	540,192
County of Hubbard MN, 4.00%, 02/01/2036	250,000	260,749
County of Itasca MN, 4.00%, 02/01/2044	200,000	197,850
County of Koochiching MN, 5.00%, 02/01/2035	300,000	329,395
County of Ramsey MN
5.00%, 02/01/2027	500,000	510,018
3.00%, 02/01/2028	700,000	700,082
5.00%, 02/01/2038	300,000	332,893
County of Renville MN, 5.00%, 02/01/2029	270,000	275,351
Crookston Independent School District No 593, 5.00%, 02/01/2029	250,000	265,588
Dakota County Community Development Agency, 4.20%, 05/01/2043	150,000	142,326
Duluth Independent School District No 709, 0.00%, 02/01/2031 (c)	200,000	167,223
Eastern Carver County Schools Independent School District No 112, 4.00%, 02/01/2035	250,000	256,633
Elk River Independent School District No 728, 4.00%, 02/01/2037	250,000	255,471
Fairmont Independent School District No 2752, 4.00%, 02/01/2040	500,000	495,605
Forest Lake Independent School District No 831, 4.00%, 02/01/2039	500,000	506,409
Housing & Redevelopment Authority of The City of St Paul Minnesota
3.50%, 09/01/2026	35,000	34,906
3.13%, 11/15/2032	110,000	103,743
4.00%, 10/01/2037	250,000	250,022
International Falls Independent School District No 361, 4.00%, 02/01/2041	300,000	302,665
Inver Grove Heights Independent School District No 199, 5.00%, 02/01/2032	500,000	556,936
Madelia Independent School District No 837, 4.00%, 02/01/2045	1,000,000	980,688
Mankato Independent School District No 77, 4.00%, 02/01/2042	1,000,000	980,920
Metropolitan Council
5.00%, 12/01/2028	100,000	106,408
4.00%, 03/01/2030	155,000	156,798
5.00%, 03/01/2043	1,000,000	1,096,481
Minneapolis Special School District No 1
5.00%, 02/01/2028	565,000	590,105
5.00%, 02/01/2042	295,000	316,810
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2031	150,000	152,380
5.00%, 01/01/2032	250,000	266,079
Minnesota Agricultural & Economic Development Board, 5.00%, 01/01/2042	250,000	263,391
Minnesota Health & Education Facilities Authority
5.00%, 10/01/2029	255,000	272,860
5.00%, 10/01/2034	260,000	272,370
4.00%, 03/01/2036	215,000	215,360
3.00%, 10/01/2041	300,000	254,381
3.00%, 03/01/2043	125,000	103,400
Minnesota Housing Finance Agency
3.10%, 02/01/2027	150,000	150,105
4.85%, 07/01/2045	500,000	505,411
Minnesota State Colleges And Universities Foundation, 4.00%, 10/01/2029	200,000	200,150
Osseo Independent School District No 279, 5.00%, 02/01/2027	530,000	540,795
Owatonna Independent School District No 761, 4.00%, 02/01/2028	150,000	153,587
Pine City Independent School District No 578, 2.00%, 04/01/2032	200,000	178,522
Princeton Public Utilities Commission, 5.00%, 04/01/2031	100,000	107,626
Redwood Area Schools Independent School District No 2897, 4.00%, 02/01/2039	360,000	366,181
Robbinsdale Independent School District No 281, 5.00%, 02/01/2034	250,000	280,711
Rochester Independent School District No 535, 4.00%, 02/01/2031	200,000	204,358
Rocori Area Schools Independent School District No 750, 4.00%, 02/01/2038	300,000	301,509
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2043	300,000	295,978
South Washington County Independent School District No 833
5.00%, 04/01/2031	200,000	219,304
5.00%, 02/01/2037	1,000,000	1,083,987
St Cloud Independent School District No 742
0.00%, 02/01/2033 (c)	150,000	117,810
5.00%, 02/01/2041	225,000	235,406
St Louis Park Independent School District No 283, 5.00%, 04/01/2032	150,000	164,750
St Michael-Albertville Independent School District No 885, 5.00%, 02/01/2040	540,000	595,478
St Paul Housing & Redevelopment Authority Parking Enterprise Revenue, 5.00%, 12/01/2034	250,000	274,678
St Paul Independent School District No 625
2.25%, 02/01/2035	100,000	87,765
5.00%, 02/01/2042	200,000	214,944
4.13%, 02/01/2045	835,000	811,153
State of Minnesota
5.00%, 08/01/2026	250,000	252,117
5.00%, 08/01/2027	1,000,000	1,033,340
5.00%, 08/01/2028	280,000	296,064
5.00%, 08/01/2029	235,000	253,357
5.00%, 08/01/2034	250,000	261,353
4.00%, 09/01/2034	165,000	171,574
5.00%, 08/01/2037	1,000,000	1,127,985
5.00%, 08/01/2039	1,000,000	1,107,924
5.00%, 08/01/2043	400,000	431,304
State of Minnesota Department of Iron Range Resources & Rehabilitation
5.00%, 10/01/2031	500,000	550,249
5.00%, 10/01/2035	220,000	244,713
Stillwater Independent School District No 834
5.00%, 02/01/2035	1,075,000	1,200,916
5.00%, 02/01/2040	250,000	266,967
4.00%, 02/01/2041	130,000	130,936
Truman Independent School District No 458, 4.00%, 02/01/2044	300,000	296,462
University of Minnesota
5.00%, 10/01/2026	220,000	222,801
5.00%, 04/01/2033	350,000	350,023
5.00%, 04/01/2039	1,000,000	1,123,929
5.00%, 04/01/2040	150,000	155,972
Waconia Independent School District No 110
3.00%, 02/01/2028	100,000	100,000
5.00%, 02/01/2038	150,000	160,781
Waterville-Elysian-Morristown Independent School District No 2143, 4.00%, 02/01/2045	250,000	244,213
West St Paul-Mendota Heights-Eagan Independent School District No 197, 3.65%, 02/01/2038	1,000,000	944,605
Westonka Independent School District No 277, 4.00%, 02/01/2041	100,000	100,304
Zumbro Education District
4.00%, 02/01/2034	125,000	121,567
4.00%, 02/01/2038	275,000	256,356
		41,825,974
TOTAL MUNICIPAL BONDS (Cost $42,455,447)		41,825,974

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	2,104,880	2,104,880
First American Treasury Obligations Fund - Class X, 3.59% (d)	696,407	696,407
TOTAL MONEY MARKET FUNDS (Cost $2,801,287)		2,801,287

TOTAL INVESTMENTS - 102.0% (Cost $45,256,734)		44,627,261
Liabilities in Excess of Other Assets - (2.0)%		(871,573)
TOTAL NET ASSETS - 100.0%		$43,755,688

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular state, its performance will be especially sensitive to developments that significantly affect that state.
(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Mairs & Power Minnesota Municipal Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$41,825,974	$–	$41,825,974
Money Market Funds	2,801,287	–	–	2,801,287
Total Investments	$2,801,287	$41,825,974	$–	$44,627,261

Refer to the Schedule of Investments for further disaggregation of investment categories.